INCOME TAXES - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax benefit	¥ (10,130,563)		¥ (13,628,904)	¥ (9,487,423)
Increase in valuation allowance	(2,014,183)		6,084,383	10,531,372
Entities not subject to income tax	606,823		1,429,868	1,691,406
Non-deductible expenses
Entertainment	177,509		192,298	280,436
Share-based compensation	767,010		364,939	259,993
Other non-deductible expenses	4,186,105		1,625,037	3,927,212
Additional deduction of research and development costs				(120,598)
Other	(404,410)		(411,805)	(236,436)
Total income tax benefit	¥ (6,811,709)	$ (959,409)	(5,921,384)	(1,539,577)
Muhua shangce
Non-deductible expenses
Disposal of equity interests in subsidiaries			¥ (1,577,200)	¥ (8,385,539)